Post-employment benefits - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits - Benefit Costs [Line Items]
Service cost	€ 14	€ 18	€ 26
Past service (credit)/cost	(7)	(2)	(23)
Net interest (income)/cost	(2)	(1)	2
Administrative expenses	1	1	2
Total cost	6	16	7
GB
Post-employment benefits - Benefit Costs [Line Items]
Service cost	0	0	10
Past service (credit)/cost	0	0	(29)
Net interest (income)/cost	(1)	(2)	1
Administrative expenses	0	0	1
Total cost	(1)	(2)	(17)
Rest of world
Post-employment benefits - Benefit Costs [Line Items]
Service cost	14	18	16
Past service (credit)/cost	(7)	(2)	6
Net interest (income)/cost	(1)	1	1
Administrative expenses	1	1	1
Total cost	€ 7	€ 18	€ 24